Note 4 - Components of Working Capital Accounts - Components of Working Capital Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Work-in-progress	$ 18,545	$ 15,529
Finished goods	9,964	6,071
Supplies and other	9,447	8,112
	37,956	29,712
Accrued liabilities
Accrued payroll and benefits	65,967	60,546
Value appreciation plans	2,883	4,767
Customer advances	1,468	501
Other	43,778	37,094
	$ 114,096	$ 102,908